AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2014	December 31, 2013
Amortized cost	60,967	75,657
Accumulated net unrealized gain	922	1,268
Carrying value	61,889	76,925